Deferred tax balances	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Deferred tax balances
14    Deferred tax balances
The movement for the year in the Group’s net deferred tax position is as follows:

	2022	2021	2020
	US$M	US$M	US$M
Net deferred tax (liability)/asset
At the beginning of the financial year	(1,402)	(91)	(491)
Income tax (charge)/credit recorded in the income statement 1	(125)	(1,325)	335
Income tax (charge)/credit recorded directly in equity	(42)	42	34
Divestment and demerger of subsidiaries and operations 2	(1,439)	–	–
Other movements	1	(28)	31

At the end of the financial year	(3,007)	(1,402)	(91)

1	Includes Discontinued operations income tax (charge)/credit to the income statement of US$(61) million (2021: US$273 million; 2020: US$247 million).

2	Relates to the divestment of BMC and merger of Petroleum with Woodside. Refer to notes 3 ‘Exceptional items’ and 27 ‘Discontinued operations’ for more information.
For recognition and measurement refer to note 6 ‘Income tax expense’.
The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2022	2021	2022	2021	2022	2021	2020
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation 1	(526)	(1,349)	4,844	4,716	554	488	1,394
Exploration expenditure	9	51	–	–	13	347	51
Employee benefits	21	94	(322)	(333)	20	(68)	(38)
Closure and rehabilitation	104	638	(1,448)	(2,086)	24	(515)	(334)
Resource rent tax	–	122	–	368	(129)	(309)	(119)
Other provisions	70	108	(192)	(227)	49	77	(268)
Deferred income	51	11	(1)	(16)	(31)	(31)	33
Deferred charges	(57)	(36)	584	602	7	68	(132)
Investments, including foreign tax credits	139	147	365	671	(298)	414	(77)
Foreign exchange gains and losses	(13)	(3)	154	133	33	63	(18)
Tax losses	225	1,999	(307)	(82)	28	678	(148)
Lease liability 1	17	68	(594)	(658)	(10)	67	(793)
Other	16	62	(20)	226	(135)	46	114

Total	56	1,912	3,063	3,314	125	1,325	(335)

1	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 21 ‘Leases’.
The amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where the taxable entity has suffered a loss in the current or preceding year, was US$18 million at 30 June 2022 (2021: US$1,675 million). The decrease from FY2021 is primarily attributable to the disposal of assets giving rise to these deferred tax assets as part of the merger of Petroleum with Woodside. For operating assets, the group assesses the recoverability of these deferred tax assets using estimates and assumptions relating to projected earnings and cash flows as applied in the Group impairment process for associated operations. Further information on the key judgements and estimates relating to the recognition of deferred tax assets is provided in note 6 ‘Income tax expense’.
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2022	2021
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits 1	8,462	5,944
Investments in subsidiaries 2	1,597	1,712
Deductible temporary differences relating to PRRT 3	–	2,402
Mineral rights 4	2,781	3,359
Other deductible temporary differences 5	1,777	1,630

Total unrecognised deferred tax assets	14,617	15,047

Unrecognised deferred tax liabilities
Investments in subsidiaries 2	2,099	2,203
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT 3	–	720

Total unrecognised deferred tax liabilities	2,099	2,923

1
At 30 June 2022, the Group had income and capital tax losses with a tax benefit of US$5,777 million (2021: US$3,569 million) and tax credits of US$2,685 million (2021: US$2,375 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2022	2021
	US$M	US$M
Income tax losses
Not later than one year	–	13
Later than one year and not later than two years	–	5
Later than two years and not later than five years	43	105
Later than five years and not later than 10 years	248	1,449
Later than 10 years and not later than 20 years	1,290	3,347
Unlimited	4,157	4,799

	5,738	9,718

Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	14,173	4,238

Gross amount of tax losses not recognised	19,911	13,956

Tax effect of total losses not recognised	5,777	3,569

Of the US$2,685 million of tax credits, US$2,129

million expires not later than 10 years and US$556 million expires later than 10 years and not later than 20 years.

2
The Group had deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.

3
The Group had unrecognised deferred tax assets relating to Australian Petroleum Resource Rent Tax (PRRT
) in FY2021. The assets giving rise to these deferred tax assets were disposed as part of the merger of Petroleum with Woodside. Refer to note 27 ‘Discontinued operations’ for more information.

4
The Group had deductible temporary differences relating to mineral rights for which deferred tax assets had not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

5
The Group had other deductible temporary differences for which deferred tax assets had not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.